INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Patents	Patents consists of the following:
	December 31, 2013	December 31, 2012

Patents	$579,235	$509,360
Less: Accumulated amortization	35,695	20,834

	$543,540	$488,526